SCHEDULE OF RECONCILIATION OF EFFECTIVE INCOME TAX RATES (Details) ¥ in Millions, $ in Millions		12 Months Ended
		Nov. 30, 2023 USD ($)	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2023 JPY (¥)
Income Tax Disclosure [Abstract]
Japanese statutory tax rate		34.59%	34.59%	34.59%
Entertainment expenses not deductible		0.18%	0.14%	0.22%
Non-taxable dividend income		(0.03%)	(0.01%)	(0.08%)
Effect of additional income tax liabilities from tax examination	[1]	3.56%
Other adjustments		(0.76%)	4.14%	3.17%
Effective tax rate		37.54%	38.86%	37.90%
Income tax exposure liabilities		$ 2.1			¥ 314

[1]	During the year ended November 30, 2023, the Company underwent a tax examination conducted by the Japanese tax authorities for its income tax returns for the years ended November 30, 2018 through November 30, 2022. The liabilities on the income tax exposure were determined to be JPY314 million ($2.1 million) based on the outcome of the examination. Such liabilities were recognized and reported in the consolidated financial statements for the year ended November 30, 2023.